UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21509
                                   ---------------------------------------------

                           Weldon Capital Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Unified Fund Services, Inc.  431 N. Pennsylvania Street Indianapolis, IN   46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Terry Gallagher
------------------------------------
Unified Fund Services, Inc.
------------------------------------
431 N. Pennsylvania St.
------------------------------------
Indianapolis, IN 46204
------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   ----------------

Date of fiscal year end:      3/31
                        --------------------

Date of reporting period:  12/31/04
                         -----------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)


COMMON STOCKS - 53.12%                                                          SHARES            VALUE
                                                                              -----------     ---------------

APPLICATIONS SOFTWARE - 1.31%
Microsoft Corp.                                                                   12,000       $     320,520
                                                                                              ---------------

BEVERAGES - NON-ALCOHOLIC - 0.94%
Coca Cola Co.                                                                      5,500             228,965
                                                                                              ---------------

BREWERY - 1.20%
Anheuser-Busch Companies, Inc.                                                     5,800             294,234
                                                                                              ---------------

BUILDING - MAINTENANCE & SERVICE - 0.47%
Rollins, Inc.                                                                      4,400             115,808
                                                                                              ---------------

CHEMICALS - SPECIALTY - 0.98%
Sensient Technologies Corp.                                                       10,000             239,900
                                                                                              ---------------

COMMERCIAL SERVICES - FINANCE - 3.50%
H & R Block, Inc.                                                                  6,000             294,000
Moody's Corp.                                                                      4,000             347,400
Paychex, Inc.                                                                      6,250             213,000
                                                                                              ---------------
                                                                                                     854,400
                                                                                              ---------------

COMPUTERS - 1.41%
International Business Machines Corp.                                              3,500             345,030
                                                                                              ---------------

COMPUTER SERVICES - 1.42%
Electronic Data Systems Corp.                                                     15,000             346,500
                                                                                              ---------------

COMPUTERS - INTEGRATED SYSTEMS - 1.48%
Diebold, Inc.                                                                      6,500             362,245
                                                                                              ---------------

CONSUMER PRODUCTS - MISCELLANEOUS - 1.33%
Fortune Brands, Inc.                                                               4,200             324,156
                                                                                              ---------------

COSMETICS & TOILETRIES - 1.40%
Procter & Gamble Co.                                                               6,200             341,496
                                                                                              ---------------

DATA PROCESSING/MANAGEMENT - 1.45%
First Data Corp.                                                                   8,300             353,082
                                                                                              ---------------

DISPOSABLE MEDICAL PRODUCTS - 1.55%
C. R. Bard, Inc.                                                                   5,900             377,482
                                                                                              ---------------

ELECTRONIC FORMS - 1.00%
Adobe Systems, Inc.                                                                3,900             244,686
                                                                                              ---------------

FINANCE - INVESTMENT BANKERS/BROKERS - 1.38%
Citigroup, Inc.                                                                    7,000             337,260
                                                                                              ---------------

FOOD - MISCELLANEOUS/DIVERSIFIED - 0.58%
Kraft Foods, Inc. - Class A                                                        4,000             142,440
                                                                                              ---------------

FOOD - WHOLESALE/DISTRIBUTION - 1.25%
Sysco Corp.                                                                        8,000             305,360
                                                                                              ---------------

FORESTRY - 1.18%
Plum Creek Timber Co.                                                              7,500             288,300
                                                                                              ---------------

GAS - DISTRIBUTION - 2.80%
Keyspan Corp.                                                                      8,000             315,600
ONEOK, Inc.                                                                       13,000             369,460
                                                                                              ---------------
                                                                                                     685,060
                                                                                              ---------------

HOSPITAL BEDS/EQUIPMENT - 0.91%
Hillenbrand Industries, Inc.                                                       4,000             222,160
                                                                                              ---------------

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS - 53.12% - CONTINUED                                              SHARES            VALUE
                                                                              -----------     ---------------

INSURANCE BROKERS - 0.86%
Marsh & McLennan Companies, Inc.                                                   6,400       $     210,560
                                                                                              ---------------

INTERNET SECURITY - 0.47%
Symantec Corp. (a)                                                                 4,500             115,920
                                                                                              ---------------

INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.96%
Janus Capital Group, Inc.                                                         14,000             235,340
                                                                                              ---------------

MACHINERY - PUMPS - 1.44%
Graco, Inc.                                                                        9,450             352,957
                                                                                              ---------------

MEDICAL - DRUGS - 1.52%
Abbott Laboratories                                                                7,950             370,868
                                                                                              ---------------

MEDICAL - GENERIC DRUGS - 1.15%
Mylan Laboratories                                                                15,900             281,112
                                                                                              ---------------

MEDICAL INSTRUMENTS - 1.70%
Beckman Coulter, Inc.                                                              6,200             415,338
                                                                                              ---------------

MEDICAL PRODUCTS - 2.67%
Baxter International, Inc.                                                         9,700             335,038
Johnson & Johnson                                                                  5,000             317,100
                                                                                              ---------------
                                                                                                     652,138
                                                                                              ---------------

MULTILEVEL DIRECT SELLING - 0.57%
Nu Skin Enterprises, Inc. - Class A                                                5,500             139,590
                                                                                              ---------------

MULTI-LINE INSURANCE - 0.74%
Allstate Corp.                                                                     3,500             181,020
                                                                                              ---------------

OIL COMPANIES - EXPLORATION & PRODUCTION - 1.26%
Anadarko Petroleum Corp.                                                           4,750             307,847
                                                                                              ---------------

OIL COMPANIES - INTEGRATED - 1.30%
Exxon Mobil Corp.                                                                  6,200             317,812
                                                                                              ---------------

REINSURANCE - 1.32%
Berkshire Hathaway, Inc. - Class B (a)                                               110             322,960
                                                                                              ---------------

RETAIL - DRUG STORE - 1.22%
CVS Corp.                                                                          6,600             297,462
                                                                                              ---------------

S&L/THRIFTS - WESTERN U.S. - 1.47%
Washington Mutual, Inc.                                                            8,500             359,380
                                                                                              ---------------

SUPER-REGIONAL BANKS - U.S.  - 1.38%
US Bancorp                                                                        10,750             336,690
                                                                                              ---------------

TELEPHONE - INTEGRATED  - 1.38%
Alltel Corp.                                                                       5,750             337,870
                                                                                              ---------------

TOBACCO  - 2.52%
Altria Group, Inc.                                                                 6,750             412,425
Loews Corp. - Carolina Group                                                       7,000             202,650
                                                                                              ---------------
                                                                                                     615,075
                                                                                              ---------------

TOOLS - HAND HELD - 1.65%
Black & Decker Corp.                                                               4,550             401,902
                                                                                              ---------------

TOTAL COMMON STOCKS (COST $11,465,817)                                                            12,980,925
                                                                                              ---------------

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

FIXED INCOME SECURITIES - 36.25%
                                                                              PRINCIPAL
CORPORATE BONDS - 21.80%                                                        AMOUNT            VALUE
                                                                              -----------     ---------------

AK Steel Corp., 7.875%, 02/15/2009                                             $ 100,000       $     102,375
American Express Co., 3.750%, 11/20/2007                                         100,000             100,561
Bank One Corp., 7.600%, 05/01/2007                                               150,000             163,269
Bank of America Corp., 5.950%, 02/15/2006                                        100,000             102,067
Berkshire Hathaway Financial Corp., 3.375%, 10/15/2008                           100,000              98,943
Berkshire Hathaway Financial Corp., 4.200%, 12/15/2010                           150,000             149,231
Block Financial Corp., 5.125%, 10/30/2014                                        100,000              97,943
Chubb Corp., 6.150%, 08/15/2005                                                  150,000             152,573
Diageo Capital PLC, 3.500%, 11/19/2007                                           200,000             199,470
Dow Chemical, 5.750%, 12/15/2008                                                 100,000             106,578
Duke Capital LLC, 6.250%, 07/15/2005                                             100,000             101,670
Ford Motor Credit Co., 5.100%, 02/22/2005                                        100,000             100,374
Ford Motor Credit Co., 7.375%, 10/28/2009                                        100,000             107,976
Ford Motor Credit Co., 7.750%, 02/15/2007                                        100,000             106,280
General Electric Capital Corp., 2.625%, 08/15/2006                               150,000             148,375
General Electric Capital Corp., 2.800%, 01/15/2007                               100,000              98,721
General Electric Capital Corp., 5.875%, 02/15/2012                               100,000             108,360
General Electric Capital Corp., 6.500%, 11/01/2006                               100,000             105,542
GMAC, 3.600%, 06/15/2006                                                         100,000              99,294
GMAC, 4.500%, 07/15/2006                                                         200,000             200,195
GMAC, 5.250%, 05/16/2005                                                         150,000             151,407
Gillette Company, 4.125%, 08/30/2007                                             100,000             101,610
Goldman Sachs Group, Inc., 5.500%, 11/15/2014                                    100,000             103,191
Goldman Sachs Group, Inc., 6.650%, 05/15/2009                                    150,000             165,679
Goodyear Tire & Rubber, 8.500%, 03/15/2007                                       100,000             107,500
GTE Hawaiian Telephone, 7.375%, 09/01/2006                                       200,000             212,115
Household Finance Corp., 2.750%, 07/15/2006                                      100,000              98,917
International Lease Finance Corp., 4.000%, 01/17/2006                            150,000             151,011
J. C. Penney Co., Inc., 6.500%, 12/15/2007                                       100,000             106,750
Kraft Foods, Inc., 4.125%, 11/12/2009                                            100,000              99,561
Lyondell Chemical Co., 9.625%, 05/01/2007                                        100,000             110,500
McCormick & Company, Inc., 6.400%, 02/01/2006                                    100,000             103,746
McDonald's Corp., 4.150%, 02/15/2005                                             125,000             125,343
Morgan Stanley, 6.750%, 04/15/2011                                               100,000             112,309
Providian, 6.670%, 03/07/2006                                                    150,000             155,403
Rollins Truck Leasing, 6.750%, 04/05/2006                                        150,000             156,585
Southern California Gas, 4.800%, 10/01/2012                                      100,000             102,712
Suntrust Banks, Inc., 5.050%, 07/01/2007                                         100,000             103,480
Toyota Motor, 5.650%, 01/15/2007                                                 200,000             208,641
Wal-Mart Stores, 4.375%, 07/12/2007                                              100,000             102,384
Walt Disney Company, 5.500%, 12/29/2006                                          100,000             104,316
Wells Fargo Company, 3.120%, 08/15/2008                                          200,000             194,793
                                                                                              ---------------

TOTAL CORPORATE BONDS (COST $5,306,224)                                                            5,327,750
                                                                                              ---------------

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

FIXED INCOME SECURITIES - 36.25% - CONTINUED
                                                                              PRINCIPAL
                                                                                AMOUNT            VALUE
                                                                              -----------     ---------------
U. S. GOVERNMENT AGENCY & TREASURY OBLIGATIONS - 14.45%

FEDERAL FARM CREDIT BANK - 2.45%
1.650%, 10/19/2005                                                               100,000       $      99,058
1.800%, 10/24/2005                                                               200,000             198,272
2.125%, 08/15/2005                                                               150,000             149,424
3.375%, 09/24/2007                                                               150,000             149,591
                                                                                              ---------------
                                                                                                     596,345
                                                                                              ---------------

FEDERAL HOME LOAN BANK - 3.68%
1.820%, 12/30/2005                                                               100,000              98,830
1.875%, 02/15/2005                                                               100,000             100,010
3.000%, 10/12/2007                                                               100,000              98,868
3.250%, 08/15/2005                                                                50,000              50,151
0.000%, 08/08/2005                                                               100,000              98,385
4.000%, 05/19/2008                                                               200,000             200,709
5.250%, 05/13/2005                                                               150,000             151,523
7.250%, 05/13/2005                                                               100,000             101,731
                                                                                              ---------------
                                                                                                     900,207
                                                                                              ---------------

FEDERAL HOME LOAN MORTGAGE COMPANY - 1.23%
2.875%, 09/15/2005                                                                50,000              50,025
3.250%, 10/22/2015                                                               100,000              98,289
5.250%, 01/15/2006                                                               150,000             153,252
                                                                                              ---------------
                                                                                                     301,566
                                                                                              ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.07%
2.875%, 10/15/2005                                                               150,000             150,027
5.500%, 02/15/2006                                                               200,000             205,391
5.550%, 09/10/2015                                                               150,000             150,064
                                                                                              ---------------
                                                                                                     505,482
                                                                                              ---------------

U. S. TREASURY OBLIGATIONS - 5.02%
U. S. Treasury Inflationary Index Note, 3.375%, 01/15/2007                       180,705             191,442
U. S. Treasury Inflationary Index Note, 3.500%, 01/15/2011                       219,332             249,165
U. S. Treasury Inflationary Index Note, 3.625%, 01/15/2008                       177,216             193,089
U. S. Treasury Inflationary Index Note, 3.875%, 01/15/2009                       174,575             195,721
U. S. Treasury Inflationary Index Note, 4.250%, 01/15/2010                       170,169             197,443
U. S. Treasury Note, 1.500%, 02/28/2005                                          200,000             199,790
                                                                                              ---------------
                                                                                                   1,226,650
                                                                                              ---------------

TOTAL U. S. GOVERNMENT AGENCY & TREASURY OBLIGATIONS (COST $3,499,160)                             3,530,250
                                                                                              ---------------

TOTAL FIXED INCOME SECURITIES (COST $8,805,384)                                                    8,858,000
                                                                                              ---------------

PREFERRED STOCKS - 0.22%                                                        SHARES
                                                                              -----------

BAC Capital Trust, 7.000%                                                          2,000              52,680
                                                                                              ---------------

TOTAL PREFERRED STOCKS (COST $50,320)                                                                 52,680
                                                                                              ---------------

WELDON EQUITY & INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
DECEMBER 31, 2004 (UNAUDITED)

EXCHANGE-TRADED MUTUAL FUNDS - 4.98%                                            SHARES             VALUE
                                                                              -----------     ---------------

iShares Dow Jones Select Dividend Index Fund                                      3,500        $     214,690
iShares Dow Jones U. S. Real Estate Index Fund                                    1,500              184,800
iShares Russell 2000 Index Fund                                                   1,750              226,625
iShares MSCI EAFE Index Fund                                                      1,000              160,050
iShares MSCI Emerging Markets Index Fund                                            550              111,018
NASDAQ 100 Index Tracking Stock                                                   3,000              119,730
Regional Bank Holders Trust                                                       1,400              198,730
                                                                                              ---------------

TOTAL EXCHANGE-TRADED MUTUAL FUNDS (COST $1,104,699)                                               1,215,643
                                                                                              ---------------

REPURCHASE AGREEMENTS - 4.84%

U.S. Bank, N.A., 1.60%, dated 12/31/2004, matures 01/03/2005,
        repurchase price $1,182,1253                                          1,182,125            1,182,125
                                                                                              ---------------
 (Collateralized by FHLMC, 4.50%, 12/15/2030, Market Value $1,206,066)

TOTAL REPURCHASE AGREEMENTS (COST $1,182,125)                                                      1,182,125
                                                                                              ---------------

TOTAL INVESTMENTS (COST $22,608,345) - 99.41%                                                     24,289,373
                                                                                              ---------------

OTHER ASSETS LESS LIABILTIES - 0.59%                                                                 145,346
                                                                                              ---------------

TOTAL NET ASSETS - 100.00%                                                                     $    24,434,719
                                                                                              ===============

(a) Non-income producing.



TAX RELATED
Unrealized appreciation                                                                        $   1,786,134
Unrealized depreciation                                                                             (105,106)
                                                                                              ---------------
Net unrealized appreciation                                                                    $   1,681,028
                                                                                              ===============

Aggregate cost of securities for income tax purposes                                           $  22,608,345
                                                                                              ---------------

RELATED NOTES TO THE SCHEDULE OF INVESTMENTS

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor according to guidelines established by the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, according to guidelines established by the Board. As a general principle, the current fair value of a security being valued by the Advisor would be the amount which the Fund might reasonably expect to receive upon a current sale. Methods which are in accord with this principle may, for example, be based on, among other factors, a multiple of earnings, a discount from market of a similar freely traded security, or yield to maturity with respect to debt issues. Fair value determinations will not be based on what the Advisor believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security's true value as perceived by the Advisor. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of February 25, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant       Weldon Capital Funds, Inc.
          -------------------------------------------

By
*       /s/ Douglas G. Ciocca
  ---------------------------------------------------
        Douglas G. Ciocca, President

Date    2/25/05
     ------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*        /s/ Douglas G. Ciocca
 ----------------------------------------------------
         Douglas G. Ciocca, President

Date   2/25/05
     ------------------------------------------------

By
*     /s/ Scott A. Sadaro
  ---------------------------------------------------
  Scott A. Sadaro, Chief Financial Officer and Treasurer

Date   2/25/05
    -------------------------------------------------

..